Inx Token Liability (Tables)	12 Months Ended
Dec. 31, 2024
Inx Token Liability [Abstract]
Schedule of Number of Inx Tokens that the Company has Issued or Obligation to Issue	The number of INX Tokens that the Company has issued as of December 31, 2024, and December 31, 2023, or has an obligation to issue is as follows:
	December 31, 2024	December 31, 2023
Total number of INX Tokens	135,959,320	135,570,986

INX Token liability	$25,833	$54,120

Schedule of Fair Value of Inx Tokens Free of, or Subject to Lock-Up Agreements and the Discount Rates

The fair value of INX Tokens free of, or subject to lock-up agreements and the discount rates applied as of December 31, 2024, are as follows:

	Discount rate	Number of INX Tokens	Total fair value
Not subject to lock-up	0%	135,959,320	$25,833

The fair value of INX Tokens free of, or subject to lock-up agreements and the discount rates applied as of December 31, 2023, are as follows:

	Discount rate	Number of INX Tokens	Total fair value

Not subject to lock-up	0%	133,293,902	$53,317
Subject to lock-up through January 2024	4.05%	150,000	58
Subject to lock-up through February 2024	7.22-7.89%	600,000	222
Subject to lock-up through July 2024	14.35%	1,527,084	523
Total		135,570,986	$54,120

Schedule of Inputs and Assumptions are Volatility and the Period under the Lock Up	Significant inputs and assumptions are volatility and the period under the lock up, as follows:
December 31, 2023

Expected term (years)	0.04-0.53
Expected volatility	89.05%-90.16%